Earnings per share	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Earnings per share
10	Earnings per share
The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
Profit attributable to ordinary equity holders of the Group	235,878	149,217	(17,948)
Weighted average number of ordinary shares for basic and diluted EPS	55,497,173	54,415,374	53,863,810

Net profit per share, basic and diluted	4.25	2.74	(0.33)

During fiscal year 2021 the Group has entered into the share transactions detailed in note 16.1 which impact the weighted average number of ordinary shares outstanding.
On June 25, 2021 external loans with a value of €203.0 million were novated from a number of Group subsidiaries to SGHC. This debt was then further novated to the shareholders of the Company registered at close of business on that date, in consideration for an aggregate additional 2,761,697 ordinary shares in the Company, in the same pro-rata proportions as the shareholding percentages just prior to this loan novation and share issue. The Company issued these shares on June 30, 2021 and has included the additional shares in their calculation of earnings per share on a prospective basis.
Earnings per share amounts are not adjusted for the transactions included in note 24 related to the SPAC transaction, occurring after December 31, 2021 because such transactions do not affect the amount of share capital used to produce profit or loss for the year.
There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.

Parent [member]
Statements [Line Items]
Earnings per share
4	Earnings per share
The following table reflects the loss and share data used in the basic and diluted EPS calculations.

2021
€
Loss attributable to ordinary equity holders of the Group	(1,427,997)
W eighted average number of ordinary shares for basic and diluted EPS	1

Net loss per share, basic and diluted	(1,427,997)